Significant Events - Restructured Poplar Creek Contract and Acquisition of Wind Farms (Details) CAD in Millions		12 Months Ended
	Sep. 01, 2015 CAD	Dec. 31, 2016 CAD MW	Dec. 31, 2017 CAD
Consideration transferred
Finance lease receivables		CAD 778	CAD 274
Poplar Creek
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW		132
Number of turbines acquired	2
Number of turbines retained	2
Poplar Creek | Maximum
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW		376
Wind Farms
Disclosure of detailed information about business combination [line items]
Number of wind farms acquired	2
Assets
Finance lease receivable	CAD 372
Property, plant, and equipment	104
Intangibles	37
Net working capital	2
Total assets acquired	515
Liabilities
Decomissioning and restoration provision	3
Net assets acquired	512
Consideration transferred
Property, plant, and equipment	234
Net working capital	27
Decommissioning and restoration provision	(11)
Carrying amount of transferred net assets	250
Gain recognised in bargain purchase transaction	CAD 262
Increase (decrease) in revenues		CAD 8
Increase (decrease) in earnings, before tax		CAD (2)
Kent Breeze
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW		20
Wintering Hills
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW		88
Ownership interest (as a percent)		51.00%
2016 to 2018 | Wind Farms
Consideration transferred
Finance lease receivables		CAD 57
2019 to 2030 | Wind Farms
Consideration transferred
Finance lease receivables		CAD 20
Finance lease receivables | Wind Farms
Consideration transferred
Discount rate		2.68%
Suncor Energy | Poplar Creek
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW		244